Taxation - Reconciliation of effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Income/(loss) before tax	$ (116,317,000)	$ 111,000	$ (35,519,000)
Tax calculated at the applicable tax rates	14,545,000	(15,000)	4,440,000
Effect of different tax rates in other countries	82,000	(9,000)	(5,000)
Tax effect of expenses not deductible for tax purposes and non-taxable income	14,665,000	401,000	906,000
Tax effect of deductions under special tax regimes	169,000	(624,000)	(4,126,000)
Unrecognized deferred tax asset resulting from loss carryforward	(1,000)	(31,000)	(1,220,000)
Tax effect of tax losses brought forward	395,000	230,000	(1,220,000)
Tax effect of loss for the year for which no deferred tax asset is recognized	(637,000)
Overseas tax in excess of credit claim used during the period	(1,016,000)	(845,000)	(2,000)
Income tax expense	$ (1,127,000)	$ (862,000)	$ (7,000)